Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	2.04	2.02
Weighted-average LTV ratio	0.59	0.60
Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	2.05	2.02
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	1.26	0.83
Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.58	0.60
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.74	0.85